Income Tax - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss before income tax	$ (32,068,000)	$ (96,537,000)	$ (21,381,000)
Provision for (benefit from) income tax at weighted-average statutory rates	0	0	0
U.S. state and local income tax, net of federal benefit	(3,000)	5,000	(4,000)
U.S. foreign-derived intangible income deduction	(141,000)	(200,000)	0
Argentina Tax Inflation Adjustment	239,000	(381,000)	(198,000)
Change in valuation allowances	4,283,000	3,648,000	1,198,000
Uncertain tax positions	2,293,000	0	0
Change in carryforward attributes	(1,740,000)	0	0
Effect of rates different than statutory	(423,000)	(3,300,000)	(828,000)
Tax credits	(112,000)	0	0
Other	177,000	(4,000)	(20,000)
Total provision for (benefit from) income tax	$ 4,573,000	$ (232,000)	$ 148,000